Significant events	6 Months Ended
Jun. 30, 2019
Disclosure Of Significant Events [Abstract]
Significant events
Significant events

Since the beginning of 2019, Euronav continued to buy back its own shares and owns at June 30, 2019 a total of 4,525,568 shares (2.06% of the total outstanding shares).

On October 31, 2018, the Company sold the Suezmax Felicity (2009 - 157,667 dwt), for USD 42.0 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2018 and had a carrying value of USD 45.0 million. The vessel was delivered to its new owner on January 9, 2019 and the impairment loss of USD 3.0 million was recorded in 2018 (see Note 12).

A transaction-based bonus plan in relation to the Gener8 transaction has been offered to key management personnel and was accepted by the beneficiaries in January 2019 (see Note 13).

On February 4, 2019, Euronav’s CEO Paddy Rodgers announced his decision to step down from his role as CEO during 2019. On March 28, 2019, Euronav announced that, following a professional search and assessment process, the CFO at that time, Hugo De Stoop succeeded Paddy Rodgers as CEO of the Company. The recruitment process for a new CFO is ongoing.

On February 20, 2019, Euronav sold the LR1 Genmar Compatriot (2004 – 72,768 dwt) for USD 6.75 million (see Note 12). The Company recorded a capital gain of USD 0.4 million in the second quarter of 2019 upon delivery of the vessel to its new owner on May 21, 2019.

On June 14, 2019, Euronav Luxembourg S.A. completed successfully a tap issue of USD 50 million under its existing senior unsecured bonds. The bonds are guaranteed by Euronav NV, mature in May 2022 and carry a coupon of 7.50% The tap issue was priced at 101% of par value.

On June 27, 2019, the Group entered into a USD 100.0 million senior secured amortizing revolving credit facility with a syndicate of banks and ABN Amro Bank also acting as Coordinator, Agent and Security Trustee. The purpose of the credit facility is to finance the purchase inventory of low sulphur fuel oil and components (see Note 15).

In anticipation of changes in the regulation starting on January 1,2020, the Group has started purchasing compliant bunker fuel in the course of the first semester 2019 for future use by its vessels in 2020.